THE ADVISORS' INNER CIRCLE FUND
                              HGK FIXED INCOME FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 1997






                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited
                                      Face       Market
                                     Amount       Value
HGK FIXED INCOME FUND                 (000)       (000)
-------------------------------------------------------

[PIE CHART OMITTED]

% of Total Investments
Repurchase Agreements                     1%
Asset-Backed Securities                   2%
U.S. Gov't Mortgage-Backed Securities     4%
U.S. Gov't Agency Obligations            18%
Corporate Obligations                    54%
U.S. Treasury Obligations                21%

CORPORATE OBLIGATIONS (52.6%)
AIR TRANSPORTATION (4.8%)
   Delta Airlines
       10.375%, 12/15/22              $ 400      $  494
   Federal Express Series 1996-A1
        7.850%, 01/30/15                149         151
                                               --------
                                                    645
                                               --------
AUTOMOTIVE (3.0%)
   Ford Motor
        7.400%, 11/01/46                425         403
                                               --------
BANKS (4.4%)
   Deutsche Bank
        7.500%, 04/25/09                275         275
   First Union
        8.000%, 11/15/02                300         312
                                               --------
                                                    587
                                               --------
BROADCASTING, NEWSPAPERS & ADVERTISING (7.5%)
Tele-Communications
        8.250%, 01/15/03                250         253
        7.875%, 08/01/13                100          92
   Time Warner
        7.400%, 02/01/04                425         420
        9.125%, 01/15/13                225         242
                                               --------
                                                  1,007
                                               --------
CHEMICALS (2.2%)
   Millennium America
        7.000%, 11/15/06                300         287
                                               --------
COMPUTERS & SERVICES (0.9%)
   Seagate Technology
        7.125%, 03/01/04                125         123
                                               --------
FINANCIAL SERVICES (13.0%)
   Banesto Finance
        7.500%, 03/25/07                500         499
   Bear Stearns
        7.000%, 03/01/07                250         243
   Countrywide Funding MTN
        6.880%, 08/03/98                150         151

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
-------------------------------------------------------
   Lehman Brothers
        7.250%, 04/15/03              $ 350      $  349
        7.375%, 01/15/07                100          99
   Paine Webber
        7.625%, 10/15/09                175         176
   Salomon
        7.200%, 02/01/04                225         223
                                               --------
                                                  1,740
                                               --------
FOOD, BEVERAGE & TOBACCO (3.6%)
   Philip Morris
        7.750%, 01/15/27                500         484
                                               --------
FOREIGN GOVERNMENT (3.7%)
   Republic of Columbia
        7.625%, 02/15/07                200         190
   State of Israel
        6.375%, 12/15/05                325         304
                                               --------
                                                    494
                                               --------
INSURANCE (2.6%)
   Delphi Funding LLC
        9.310%, 03/25/27                150         151
   Torchmark
        7.875%, 05/15/23                200         194
                                               --------
                                                    345
                                               --------
PETROLEUM & FUEL PRODUCTS (3.1%)
   Freeport-McMoran
        7.200%, 11/15/26                425         412
                                               --------
PRINTING & PUBLISHING (3.8%)
   News America Holdings
        7.750%, 12/01/45                550         505
                                               --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $7,067)                                  7,032
                                               --------

ASSET-BACKED SECURITIES (2.0%)
   Fleetwood Credit 1996-B
        6.900%, 03/15/12                263         264
                                               --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $263)                                      264
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (17.6%)
   FNMA
        7.550%, 03/27/07                700         706
   FNMA MTN
        5.000%,02/25/98                 675         670
        5.230%, 02/18/99                350         344
        5.670%, 01/25/01                500         483
        7.650%, 05/04/05                150         150
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $2,362)                                  2,353
                                               --------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited

                                      Face       Market
                                     Amount       Value
HGK FIXED INCOME FUND (concluded)     (000)       (000)
-------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS (3.8%)
   GNMA
        7.000%, 12/15/23             $  184      $  179
        6.500%, 10/20/25                361         338
                                               --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
   (Cost $516)                                      517
                                               --------

U.S. TREASURY OBLIGATIONS (20.4%)
   U.S. Treasury Notes
        6.000%, 05/31/98              1,815       1,815
        5.500%, 11/15/98                200         198
        5.000%, 01/31/99                250         245
        6.875%, 08/31/99                225         227
        6.250%, 05/31/00                250         249
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $2,744)                                  2,734
                                               --------

REPURCHASE AGREEMENT (1.6%)
   Lehman Brothers,  4.92%, dated
     04/30/97, matures 05/01/97,
     repurchase price $213,196
     (collateralized by U.S. Treasury
     Bond, par value $172,586,
     10.75%, matures 08/15/05:
     market value $218,879)            $213         213
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $213)                                      213
                                               --------
TOTAL INVESTMENTS (98.0%)
   (Cost $13,165)                                13,113
                                               --------
OTHER ASSETS AND LIABILITIES, NET (2.0%)            262
                                               --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,314,873 outstanding
     shares of beneficial interest               13,474
   Accumulated net realized loss
     on investments                                 (47)
   Net unrealized depreciation
     on investments                                 (52)
                                               --------
TOTAL NET ASSETS (100.0%)                       $13,375
                                               ========
   Net Asset Value, Offering and
     Redemption Price Per Share                  $10.17
                                               ========

FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN--MEDIUM TERM NOTE

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

For the six-month period ended April 30,1997.                          Unaudited


                                                                     HGK
                                                                FIXED INCOME
                                                                    FUND
                                                                 -----------
                                                                    (000)
----------------------------------------------------------------------------
Investment Income:
   Interest ................................................        $ 443
----------------------------------------------------------------------------
     Total Investment Income................................          443
----------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ................................           32
   Investment Advisory Fee Waiver ..........................          (32)
   Contributions by Advisor ................................           (4)
   Administrative Fees .....................................           37
   Custodian Fees ..........................................            2
   Professional Fees .......................................            8
   Transfer Agent Fees .....................................            9
   Printing Fees ...........................................            4
   Trustee Fees ............................................            3
   Registration Fees .......................................            2
   Amortization of Deferred Organizational Costs ............           3
   Insurance and Other Fees .................................           1
----------------------------------------------------------------------------
   Total Expenses ..........................................           65
----------------------------------------------------------------------------
       Net Investment Income ...............................          378
----------------------------------------------------------------------------
   Net Realized Loss from Securities Sold ..................          (30)
   Net Unrealized Depreciation of Investment Securities ....         (127)
----------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments .......         (157)
----------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ....        $ 221
============================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

For the six-month period ended April 30,1997 (Unaudited) and the year ended October 31,1996

                                                                                           HGK
                                                                                      FIXED INCOME
                                                                                          FUND
                                                                                -------------------------
                                                                                11/01/96        11/01/95
                                                                               TO 04/30/97     TO 10/31/96
                                                                                  (000)           (000)
---------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ................................................         $  378        $    688
   Net Realized Loss on Securities Sold .................................            (30)            (17)
   Net Unrealized Depreciation of Investment Securities .................           (127)           (176)
---------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting From Operations................            221             495
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ................................................           (378)           (688)
   Realized Capital Gains ...............................................             --            (417)
---------------------------------------------------------------------------------------------------------
     Total Distributions.................................................           (378)         (1,105)
---------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued ........................................................          1,252           4,139
   Shares Issued in Lieu of Cash Distributions ..........................            375           1,095
   Shares Redeemed ......................................................           (610)         (2,529)
---------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions......          1,017           2,705
---------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets .....................................            860           2,095
---------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ..................................................         12,515          10,420
---------------------------------------------------------------------------------------------------------
   End of Period ........................................................        $13,375         $12,515
---------------------------------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
   Issued ...............................................................            121             402
   Issued in Lieu of Cash Distributions .................................             37             106
   Redeemed .............................................................            (60)           (249)
---------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions....................................             98             259
=========================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For the six-month period ended April 30,1997 (Unaudited) and the periods ended
   October 31.

For a Share Outstanding Throughout each Period




          Net                Realized and                                 Net                 Net                      Ratio
         Asset                Unrealized  Distributions  Distributions   Asset               Assets       Ratio        of Net
         Value        Net      Gains or      from Net        From        Value                End      of Expenses     Income
       Beginning  Investment  (Losses) on   Investment     Capital        End      Total   of Period    to Average    to Average
       of Period    Income    Securities      Income        Gains      of Period   Return    (000)      Net Assets    Net Assets
       --------    --------   ----------  -------------  ------------- ---------   ------  ---------    ----------    ----------
-----------------
HGK FIXED INCOME
-----------------
1997     $10.29      0.29      (0.12)         (0.29)         --          $10.17    1.70%(1)  $13,375      1.00%*        5.79%*
1996     $10.88      0.61      (0.17)         (0.61)        (0.42)       $10.29    4.29%     $12,515      1.00%         5.92%
1995(2)  $10.00      0.67       0.88          (0.67)         --          $10.88   16.07%*    $10,420      1.00%*        6.38%*


                           Ratio
            Ratio          of Net
         of Expenses       Income
         to Average      to Average
         Net Assets      Net Assets
         (Excluding      (Excluding     Portfolio
         Waivers and     Waivers and    Turnover
        Contributions)  Contributions)    Rate
        --------------  --------------  ----------
-----------------
HGK FIXED INCOME
-----------------
1997         1.56%*         5.23%*       173.27%
1996         1.51%          5.41%        264.02%
1995(2)      2.37%*         5.01%*       300.48%

Amounts designated as "--" are either $0 or have been rounded to $0.
  * Annualized
(1) Total return is for the period indicated and has not been annualized.
(2) The HGK Fixed Income Fund commenced operations on November 3, 1994.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited


1. ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the HGK Fixed Income Fund (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investment securities of the Fund which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES --It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE   AGREEMENTS  --  Securities   pledged  as  collateral  for
     repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to Shareholders monthly. Any net realized capital gains are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited

     rise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in
     conformity  with  generally   accepted   accounting   principles   requires
     management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
The Fund incurred organization costs of approximately $23,000. These costs have been capitalized and are being amortized on a straight line basis over a period of sixty months commencing with operations. Organization costs include legal fees of approximately $11,000 for organizational work performed by a law firm of which a trustee of the Trust is a partner and two officers of the Trust are partners. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain  officers  of the Trust are also  officers  of SEI Fund  Resources  (the
"Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or .20% of the Fund's average daily net assets.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994 under which the Adviser receives an annual fee equal to .50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses to not more than 1.00% of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 1997 are as follows:

                                     HGK FIXED INCOME
                                        FUND (000)
                                     ----------------
Purchases
     Government                           $ 6,810
     Other                                 16,137
Sales
     Government                          $  6,365
     Other                                 15,112

At April 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 1997, are as follows:

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited
                                     HGK FIXED INCOME
                                        FUND (000)
                                     ----------------
Aggregate gross unrealized
     appreciation                            $ 41
Aggregate gross unrealized
     depreciation                             (93)
                                     ----------------
Net unrealized depreciation                  $(52)
                                     ================

7.  CAPITAL LOSS CARRYFORWARDS:
The capital loss carryforward at October 31, 1996 for federal income tax purposes are as follows:

     $16,807 expiring in 2004

The capital loss carryforwards will be used to offset future net realized gains, if any, and such gains so offset will not be distributed.

HGK-F-005-01